Equity Compensation Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Equity Compensation Plan

Note 7 – Equity Compensation Plan

On June 18, 2019, the Board of Directors and a majority of the Company’s shareholders, respectively, approved the 2019 Equity Compensation Plan (the “2019 Plan”). Under the 2019 Plan, 1,326,000 shares of common stock of the Company were authorized for issuance. The 2019 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock, restricted stock, performance shares and performance units to employees, directors and consultants of the Company and its affiliates. The 2019 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s common stock on the date of grant, or 110% of fair value in the case of incentive options granted to a ten-percent stockholder.

On March 11, 2020, the Company granted the following 10 ten-year options to purchase shares of common stock at an exercise price of $1.50 per share to the Company’s then newly appointed Executive Chairman and Acting Chief Executive Officer under the 2019 Plan: (i) an option to purchase 965,850 shares of common stock that vests ratably on a monthly basis over two years and (ii) an option to purchase 321,950 shares of common stock that vests based on performance criteria to be mutually agreed to by the Board and the executive. The grant was reduced to 500,000 options, including 375,000 options and 125,000 options respectively under the two categories, due to limitations under the 2019 Plan. The terms of the 125,000 performance-based options were established in the quarter ended December 31, 2021. The terms of the performance-based options were met during the quarter ended March 31, 2021.

On May 26, 2020, the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to (i) increase the number of shares of common stock authorized for issuance under the 2019 Plan by 1,174,000 shares, such that a total of 2,500,000 shares of common stock are now authorized for issuance under the 2019 Plan; (ii) increase the maximum aggregate number of shares, options and/or other awards that may be granted to any one person during any calendar year from 500,000 to 1,300,000; and (iii) clarify the availability of cashless exercise as a form of consideration.

On July 16, 2020, the Company granted the following 10 ten-year options to purchase shares of common stock at an exercise price of $1.50 per share to the Company’s then Executive Chairman and Acting Chief Executive Officer under the 2019 Plan: (i) an option to purchase 600,000 shares of common stock that vests ratably on a monthly basis over one year and (ii) an option to purchase 200,000 shares of common stock that vests based on specified performance criteria.

On September 16, 2020, the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to increase the number of shares of common stock authorized for issuance under the 2019 Plan from 2,500,000 shares to 4,600,000 shares.

On September 22, 2020, the Company granted a 10 ten-year option to purchase shares 1,637,410 shares of common stock at an exercise price of $1.50 per share to the Company’s then Chairman and Chief Executive Officer under the 2019 Plan that vests ratably on a monthly basis over two years commencing March 11, 2022.

From June 1 to June 22, 2021, the Company granted five and 10 ten-year options to purchase 388,246 shares of common stock at an exercise price of $2.90 to $3.93 per share to employees, an advisory board member and board members under the 2019 Plan that vest over two to five years.

On September 22, 2021, upon the resignation of our then Chief Executive Officer and Chairman, a total of 1,911,160 unvested options that he received on September 25, 2019, March 11, 2020, July 16, 2020 and September 22, 2020 were forfeited as of such date. On such date, the Company also provided the acceleration of 25,000 unvested stock options issued on September 25, 2019, which were to vest as of September 25, 2021. The impact of the modification of the stock option was not material.

On December 30, 2021, the Company granted five and 10 ten-year options to purchase 445,000 shares of common stock at an exercise price of $1.77 per share to employees, an advisory board member and board members under the 2019 Plan that vest over one to four years.

On February 9, 2022, subject to the shareholders’ approval, the Board of Directors approved that the aggregate number of shares authorized for issuance as awards under the 2019 Plan shall be 4,600,000 shares plus an annual increase on the first day of each fiscal year for the rest of the term of the Plan in an amount equal to the lesser of (i) 5% of the outstanding shares of common stock of the Company on the last day of the immediately preceding year or (iii) an amount determined by the Board of Directors.

The stock option activity from January 1, 2021 through March 31, 2022 is as follows (note there were no options granted, exercised, expired or forfeited in the three months ended March 31, 2022):

	Shares	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)

Balance, December 31, 2020	3,257,410	$1.5	9.1
Options granted	833,246	2.7	6.7
Options exercised	(45,625)	1.5	—
Options converted	—	—	—
Options expired	(735,625)	1.5	—
Options forfeited	(1,911,160)	1.5	—
Balance, December 31, 2021 and March 31, 2022	1,398,246	2.2	6.0
Vested shares at March 31, 2022	483,500	1.5	2.4

The following table summarizes the outstanding options at March 31, 2022 by exercise price.

Exercise price	Outstanding options	Exercisable options
$1.50	565,000	450,167
$3.93	388,246	0
$1.77	445,000	33,333
	1,398,246	483,500

At March 31, 2022, the Company had 2,886,129 options available to grant under the 2019 Plan.

The Company has estimated the fair value of all stock option awards as of the date of grant by applying the Black-Scholes option-pricing model. In applying the Black-Scholes option pricing model, the Company used the following weighted average assumptions for issuances during the year of 2021:

2021
Risk-free interest rate	1.2%
Expected term	7.0 years
Expected volatility	91%
Expected dividends	0
Grant date fair value of common stock	$1.91/share

During the three months ended March 31, 2022, the Company recognized stock-based compensation expense related to stock options of approximately $51,000, of which approximately $7,000 was recorded as part of research and development expenses and $44,000 was included within general and administrative expenses on the consolidated statements of operations. During the three months ended March 31, 2021, the Company recognized stock-based compensation expense related to stock options of approximately $678,000 ($643,000 of which was included within general and administrative expenses, $3,000 of which was included in research and development expenses, $32,000 of which was included within cost of revenues).

As of March 31, 2022, there was unamortized stock-based compensation of approximately $1,500,000 which the Company expects to recognize over approximately 2.3 years. At March 31, 2022, the intrinsic value of outstanding and vested stock options was approximately $223,000 and $155,000, respectively.

Note 7 – Equity Compensation Plan

On June 18, 2019, the Board of Directors and a majority of the Company’s shareholders, respectively, approved the 2019 Equity Compensation Plan (the “2019 Plan”). Under the 2019 Plan, 1,326,000 shares of common stock of the Company were authorized for issuance. The 2019 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock, restricted stock, performance shares and performance units to employees, directors and consultants of the Company and its affiliates. The 2019 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s common stock on the date of grant, or 110% of fair value in the case of incentive options granted to a ten-percent stockholder.

On March 11, 2020, the Company granted the following 10 ten-year options to purchase shares of common stock at an exercise price of $1.50 per share to the Company’s then newly appointed Executive Chairman and Acting Chief Executive Officer under the 2019 Plan: (i) an option to purchase 965,850 shares of common stock that vests ratably on a monthly basis over two years and (ii) an option to purchase 321,950 shares of common stock that vests based on performance criteria to be mutually agreed to by the Board and the executive. The grant was reduced to 500,000 options, including 375,000 options and 125,000 options respectively under the two categories, due to limitations under the 2019 Plan. The terms of the 125,000 performance-based options were established in the quarter ended December 31, 2020. The terms of the performance-based options were met during the quarter ended March 31, 2021.

On May 26, 2020, the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to (i) increase the number of shares of common stock authorized for issuance under the 2019 Plan by 1,174,000 shares, such that a total of 2,500,000 shares of common stock are now authorized for issuance under the 2019 Plan; (ii) increase the maximum aggregate number of shares, options and/or other awards that may be granted to any one person during any calendar year from 500,000 to 1,300,000; and (iii) clarify the availability of cashless exercise as a form of consideration.

On July 16, 2020, the Company granted the following 10 ten-year options to purchase shares of common stock at an exercise price of $1.50 per share to the Company’s then Executive Chairman and Acting Chief Executive Officer under the 2019 Plan: (i) an option to purchase 600,000 shares of common stock that vests ratably on a monthly basis over one year and (ii) an option to purchase 200,000 shares of common stock that vests based on specified performance criteria.

On September 16, 2020, the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to increase the number of shares of common stock authorized for issuance under the 2019 Plan from 2,500,000 shares to 4,600,000 shares.

On September 22, 2020, the Company granted a 10 ten-year option to purchase shares 1,637,410 shares of common stock at an exercise price of $1.50 per share to the Company’s then Chairman and Chief Executive Officer under the 2019 Plan that vests ratably on a monthly basis over two years commencing March 11, 2022.

From June 1 to June 22, 2021, the Company granted five and 10 ten-year options to purchase 388,246 shares of common stock at an exercise price of $2.90 to $3.93 per share to employees, an advisory board member and board members under the 2019 Plan that vest over two to five years.

On September 22, 2021, upon the resignation of our then Chief Executive Officer and Chairman, a total of 1,911,160 unvested options that he received on September 25, 2019, March 11, 2020, July 16, 2020 and September 22, 2020 were forfeited as of such date. On such date, the Company also provided the acceleration of 25,000 unvested stock options issued on September 25, 2019, which were to vest as of September 25, 2021. The impact of the modification of the stock option was not material.

On December 30, 2021, the Company granted five and 10 ten-year options to purchase 445,000 shares of common stock at an exercise price of $1.77 per share to employees, an advisory board member and board members under the 2019 Plan that vest over one to four years.

The stock option activity from January 1, 2020 through December 31, 2021 is as follows:

	Shares	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)

Balance, January 1, 2020	590,000	$1.5	7.8

Options granted (1)	2,937,410	1.5	9.5
Options exercised	(270,000)	1.5	—
Options converted	—	—	—
Options forfeited or expired	—	—	—
Balance, December 31, 2020	3,257,410	1.5	9.1
Options granted	833,246	2.7	6.7
Options exercised	(45,625)	1.5	—
Options converted	—	—	—
Options expired	(735,625)	1.5	—
Options forfeited	(1,911,160)	1.5	—
Balance, December 31, 2021	1,398,246	2.2	6.3
Vested shares at December 31, 2021	404,750	1.51	6.8

The following table summarizes the outstanding options at December 31, 2021 by exercise price.

Exercise price	Outstanding options	Exercisable options
$1.50	565,000	392,667
$1.77	388,246	0
$3.93	445,000	12,083
	1,398,246	404,750

At December 31, 2021, the Company had 2,886,129 options available to grant under the 2019 Plan.

The Company has estimated the fair value of all stock option awards as of the date of grant by applying the Black-Scholes option-pricing model. In applying the Black-Scholes option pricing model, the Company used the following weighted average assumptions for 2021 and 2020 issuances:

	2021	2020
Risk-free interest rate	1.2%	0.62 - 1.75%
Expected term	7.0 years	10 years
Expected volatility	91%	78%
Expected dividends	0	0.00%
Grant date fair value of common stock	$1.91/share	$1.50/share

During the year ended December 31, 2021, the Company recognized stock-based compensation expense related to stock options of approximately $1,160,000 ($1,043,000 of which was included within general and administrative expenses, $77,000 of which was included in research and development expenses and $40,000 of which was included within cost of revenues on the consolidated statements of operations). During the year ended December 31, 2020, the Company recognized stock-based compensation expense related to stock options of approximately $623,000 ($420,000 of which was included within general and administrative expenses, $67,000 of which was included in research and development expenses, $13,000 of which was included in deferred costs and $123,000 of which was included within cost of revenues).

As of December 31, 2021, there was unamortized stock-based compensation of approximately $1,600,000 which the Company expects to recognize over approximately 3.0 years. At December 31, 2021, the intrinsic value of outstanding and vested stock options was approximately $304,000 and $145,000, respectively.